CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 9,806	$ 151	₨ 12,039	₨ 20,013
Items that will not be reclassified to the consolidated income statement:
Actuarial gains/(losses) on post-employment benefit obligations	39	1	(39)	(185)
Tax on items that will not be reclassified to the consolidated income statement	(12)	0	14	64
Total of items that will not be reclassified to the consolidated income statement	27	0	(25)	(121)
Items that may be reclassified subsequently to the consolidated income statement:
Changes in fair value of available for sale financial instruments	(5,160)	(79)	2,209	(19)
Foreign currency translation adjustments	(32)	(1)	(339)	31
Effective portion of changes in fair value of cash flow hedges, net	(82)	(1)	968	966
Tax on items that may be reclassified subsequently to the consolidated income statement	1,394	21	(411)	(173)
Total of items that may be reclassified subsequently to the consolidated income statement	(3,880)	(60)	2,427	805
Other comprehensive income/(loss) for the year, net of tax	(3,853)	(59)	2,402	684
Total comprehensive income for the year	5,953	91	14,441	20,697
Attributable to:
Equity holders of the Company	5,953	91	14,441	20,697
Non-controlling interest	0	0	0	0
Total comprehensive income for the year	₨ 5,953	$ 91	₨ 14,441	₨ 20,697

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))